UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 1, 2010 – NOVEMBER 30, 2010 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers AMG Funds

November 30, 2010

Essex Growth Fund

Managers
INVESTMENT GROUP

Managers AMG Funds

Essex Growth Fund

Semi-Annual Report – November 30, 2010 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND’S PERFORMANCE	2

SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	4

Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	5

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	6

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	7

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	8

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	12

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2010	Expense Ratio for the Period	Beginning Account Value 06/01/2010	Ending Account Value 11/30/2010	Expenses Paid During the Period*
Essex Growth Fund
Institutional Class
Based on Actual Fund Return	1.63%	$1,000	$1,132	$8.71
Based on Hypothetical 5% Annual Return	1.63%	$1,000	$1,017	$8.24

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

1

Essex Growth Fund Performance

All periods ended November 30, 2010 (unaudited)

The tables below show the average annual total returns since inception through November 30, 2010, of Essex Growth Fund and the Fund’s relative index for the same time periods.

		Average Annual Total Returns [1]
	Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
Essex Growth Fund [2,3,4]
Institutional Class	13.21%	13.21%	(11.13)%	(2.82)%	(4.25)%	(1.38)%	11/1/1999
Russell 3000® Growth Index [5]	13.29%	15.19%	(2.17)%	2.68%	(0.51)%	(1.03)%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2010. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/ or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002 reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during the given periods.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 3000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Essex Growth Fund

Schedule of Portfolio Investments

November 30, 2010 (unaudited)

	Shares	Value
Short-Term Investments - 102.1% [1]
BNY Institutional Cash Reserves Fund, Series B * [2,3]	34,551	$27,511
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	5,951,437	5,951,437
Total Short-Term Investments
(cost $5,985,988)		5,978,948
Total Investments - 102.1%
(cost $5,985,988)		5,978,948
Other Assets, less Liabilities - (2.1)%		(113,785)
Net Assets - 100.0%		$5,865,163

Note: Based on the approximate cost of investments of $6,043,548, for Federal income tax purposes at November 30, 2010, the aggregate gross unrealized appreciation and depreciation were $0 and $64,600, respectively, resulting in net unrealized depreciation of investments of $64,600.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the November 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of November 30, 2010. (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Short-Term Investments	$5,951,437	$27,511	—	$5,978,948

Total Investments in Securities	$5,951,437	$27,511	—	$5,978,948

As of November 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

3

Essex Growth Fund

Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Investments at value*	$5,978,948
Receivable for Fund shares sold	139
Dividends and other receivables	853
Prepaid expenses	2,671
Total assets	5,982,611
Liabilities:
Payable for Fund shares repurchased	63,582
Payable for investments purchased	34,551
Accrued expenses:
Investment management and advisory fees	5,339
Other	13,976
Total liabilities	117,448
Net Assets	$5,865,163
Net Assets Represent:
Paid-in capital	$10,364,324
Undistributed net investment loss	(44,541)
Accumulated net realized loss from investments	(4,447,580)
Net unrealized depreciation of investments	(7,040)
Net Assets	$5,865,163
Institutional Class Shares - Net Assets	$5,865,163
Shares outstanding	684,124
Net asset value, offering and redemption price per share	$8.57
* Investments at cost	$5,985,988

The accompanying notes are an integral part of these financial statements.

4

Essex Growth Fund

Statement of Operations

For the six months ended November 30, 2010 (unaudited)

Investment Income:
Dividend income	$12,382
Securities lending fees	2,370
Foreign withholding tax	(73)
Total investment income	14,679
Expenses:
Investment management and advisory fees	36,246
Registration fees	19,622
Trustees fees and expenses	5,126
Custodian	4,318
Transfer agent	2,171
Professional fees	653
Miscellaneous	711
Total expenses before offsets	68,847
Expense reductions	(9,627)
Net expenses	59,220
Net investment loss	(44,541)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	752,103
Net change in unrealized appreciation of investments	236,169
Net realized and unrealized gain	988,272
Net increase in net assets resulting from operations	$943,731

The accompanying notes are an integral part of these financial statements.

5

Essex Growth Fund

Statement of Changes in Net Assets

For the six months ended November 30, 2010 (unaudited) and for the fiscal year ended May 31, 2010

	November 30, 2010	May 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($44,541)	($85,278)
Net realized gain on investments	752,103	1,814,799
Net change in unrealized appreciation (depreciation) of investments	236,169	(527,035)
Net increase in net assets resulting from operations	943,731	1,202,486
From Capital Share Transactions:
Proceeds from sale of shares	91,030	680,540
Cost of shares repurchased	(2,559,428)	(1,808,188)
Net decrease from capital share transactions	(2,468,398)	(1,127,648)
Total increase (decrease) in net assets	(1,524,667)	74,838
Net Assets:
Beginning of period	7,389,830	7,314,992
End of period	$5,865,163	$7,389,830
End of period undistributed net investment income (loss)	($44,541)	—

Share Transactions:
Sale of shares	11,208	93,833
Shares repurchased	(304,231)	(228,170)
Net decrease in shares	(293,023)	(134,337)

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2010 (unaudited)	For the fiscal year ended May 31,
Institutional Class Shares		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.56	$6.58	$11.10	$11.11	$9.97	$8.86
Income from Investment Operations:
Net investment loss	(0.07)	(0.08)[2]	(0.07)[2]	(0.08)[2]	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	1.08	1.06 [2]	(4.45)[2]	0.07 [2]	1.25	1.21
Total from investment operations	1.01	0.98	(4.52)	(0.01)	1.14	1.11
Net Asset Value, End of Period	$8.57	$7.56	$6.58	$11.10	$11.11	$9.97
Total Return [1]	13.36%[3,5]	14.89%[3]	(40.72)%	(0.09)%	11.43%	12.53%
Ratio of net expenses to average net assets	1.63%[6]	1.49%	1.43%	1.27%	1.24%	1.29%
Ratio of net investment loss to average net assets [1]	(1.23)%[6]	(1.03)%	(0.89)%	(0.72)%	(0.77)%	(0.68)%
Portfolio turnover	122%[5]	174%	133%	171%	100%	74%
Net assets at end of period (000’s omitted)	$5,865	$7,390	$7,315	$19,289	$15,847	$24,092

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.90%[6]	1.57%	1.49%	1.47%	1.31%	1.33%
Ratio of net investment loss to average net assets	(1.49)%[6]	(1.11)%	(0.95)%	(0.91)%	(0.84)%	(0.73)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Per share numbers have been calculated using average shares.
[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Not Annualized
[6]	Annualized

7

Notes to Financial Statements

November 30, 2010 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is Essex Growth Fund (the “Fund”).

At a meeting held on October 12, 2010, the Trust’s Board of Trustees approved a plan to liquidate the Fund beginning on or about October 25, 2010 (the “Liquidation”). Effective October 25, 2010, the Fund began selling its portfolio investments and will invest the proceeds in cash and cash equivalents in anticipation of the Liquidation. Proceeds of the Liquidation were expected to be distributed to shareholders of the Fund in a complete redemption of their shares on December 17, 2010.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assump-

8

Notes to Financial Statements (continued)

tions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended November 30, 2010, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $9,621 or 0.16%.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2010, overdraft fees equaled $195.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2010, the transfer agent expense was reduced by $6.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended November 30, 2010, the management fee was not reduced.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

9

Notes to Financial Statements (continued)

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended May 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2010, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover		Amount	Expires May 31,
		$2,605,113	2017
		2,537,010	2018

	Total	$5,142,123

Under current tax law, capital losses realized after October 31 each year may be deferred and treated as occurring on the first day of the following fiscal year. At November 30, 2010, the Fund did not have any deferred post-October losses.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for the Fund. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2010, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund. One account owns 42%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolios are managed by Essex Investment Management Co., LLC (“Essex”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex.

Growth is obligated by each Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. Under the Investment Management Agreements with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Fund.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund.

10

Notes to Financial Statements (continued)

The Investment Manager administers the program according to procedures approved by the Fund’s Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2010, the amount the Fund borrowed from other Funds in the Fund family was $355,051 for 2 days paying interest of $23. The interest amounts are included in the Statement of Operations as miscellaneous expense. During the same period, the Fund did not lend to other Funds in the Fund Family.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2010 were $6,132,250 and $14,509,051, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

6.	Subsequent Events

Proceeds of the Liquidation were distributed to shareholders of the Fund in a complete redemption of their shares on December 17, 2010.

The Fund has determined that no additional material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

11

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Essex Growth Fund (“Fund”) and the Subadvisory Agreement with the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund ( the “Peer Group”), performance information for the relevant benchmark index for the Fund ( the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Sub-advisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 3000 Growth Index, for each period. The Trustees also took into account management’s discussion of the Fund’s performance, noting that although the market environment in certain years has been adverse to the Subadvisor’s growth-style investments, the Fund has experienced strong returns on a relative basis in 2007 and the first quarter of 2009. The Trustees took into account management’s discussion of the Fund’s performance and the Manager’s plans to address the Fund’s performance. The Trustees concluded that appropriate action was being taken to address the Fund’s performance.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Funds.

12

Annual Renewal of Investment Advisory Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to the Fund and the resulting profitability from the relationships. The Trustees noted the current asset levels of the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Fund’s Peer Group. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

13

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York Mellon

2	Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com.

Semi-Annual Report

Managers AMG Funds

November 30, 2010

Essex Small/Micro Cap Growth Fund

Managers
INVESTMENT GROUP

Managers AMG Funds

Essex Small/Micro Cap Growth Fund

Semi-Annual Report – November 30, 2010 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND’S PERFORMANCE	2

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	6

Fund’s balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	7

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	8

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	9

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2010	Expense Ratio for the Period	Beginning Account Value 06/01/2010	Ending Account Value 11/30/2010	Expenses Paid During the Period*
Essex Small/Micro Cap Growth Fund
Class A
Based on Actual Fund Return	1.41%	$ 1,000	$ 1,163	$ 7.65
Based on Hypothetical 5% Annual Return	1.41%	$ 1,000	$ 1,018	$ 7.13
Class C
Based on Actual Fund Return	2.16%	$ 1,000	$ 1,150	$ 11.64
Based on Hypothetical 5% Annual Return	2.16%	$ 1,000	$ 1,014	$ 10.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Essex Small/Micro Cap Growth Fund Performance

All periods ended November 30, 2010 (unaudited)

The tables below show the average annual total returns since inception through November 30, 2010 of Essex Small/Micro Cap Growth Fund and the Fund’s relative index for the same time periods.

			Average Annual Total Returns [1]
		Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
Essex Small/Micro Cap Growth Fund [2,3,4]
Class A*	No Load	16.29%	27.91%	(6.72)%	0.90%	9.55%	8.16%	9/28/2000
Class A*	With Load	9.62%	20.54%	(8.54)%	(0.29)%	8.91%	7.53%	9/28/2000
Class C*	No Load	15.96%	26.94%	(7.41)%	—	—	(2.57)%	3/1/2006
Class C*	With Load	14.96%	25.94%	(7.41)%	—	—	(2.57)%	3/1/2006
Russell 2000® Growth Index [5]		14.57%	30.25%	(0.07)%	3.74%	3.64%	0.63%

*	The inception date for class A shares reflects that of the “Predecessor Fund” which commenced operations September 28, 2000. Class C shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2010. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is subject to risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[5]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Essex Small/Micro Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	36.2%	25.9%
Health Care	24.1%	24.1%
Industrials	16.7%	17.8%
Consumer Discretionary	10.5%	14.7%
Energy	5.3%	3.9%
Materials	2.8%	5.8%
Financials	2.6%	2.5%
Telecommunication Services	0.5%	3.7%
Consumer Staples	0.0%	1.4%
Utilities	0.0%	0.2%
Other Assets and Liabilities	1.3%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
HeartWare International, Inc. *	2.1%
Interactive Intelligence, Inc.*	2.0
Acacia Research	1.7
Steven Madden, LTD.	1.7
Power-One, Inc. *	1.7
Titan Intl., Inc.	1.6
ULTA Salon	1.6
Applied Signal Technology	1.6
IXIA	1.5
Exide Technologies	1.5

Top Ten as a Group	17.0%

* Top Ten Holding at May 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 10.5%
American Public Education, Inc.*	34,689		$1,185,323
Ballantyne Strong, Inc.*	115,785		794,285
Build-A-Bear Workshop, Inc.*	167,907		1,041,023
Cinemark Holdings, Inc.	106,156		1,863,038
Corinthian Colleges, Inc.*	97,187		401,382
Cost Plus, Inc.*	217,743		1,678,799
Exide Technologies, Inc.*	302,026		2,470,573
Pacific Sunwear of California, Inc.*	262,621		1,651,886
Steven Madden, Ltd.*	61,860		2,799,165
Ulta Salon, Cosmetics & Fragrance, Inc.*	74,501		2,603,810
Wonder Auto Technology, Inc.*	78,243		651,764
Total Consumer Discretionary			17,141,048
Energy - 5.3%
China Integrated Energy, Inc.*	144,000		1,082,880
CVR Energy, Inc.*	148,012	[2]	1,780,584
GeoResources, Inc.*	86,306		1,719,216
GMX Resources, Inc.*	84,646		374,982
Swift Energy Co.*	57,178		2,086,425
Tesco Corp.*	124,886		1,649,744
Total Energy			8,693,831
Financials - 2.6%
American Safety Insurance Holdings, Ltd.*	31,951		630,393
Cardtronics, Inc.*	123,391		2,085,308
Cathay General Bancorp	117,071		1,581,629
Total Financials			4,297,330
Health Care - 24.1%
3SBio, Inc., Sponsored ADR*	138,340		2,123,519
Affymetrix, Inc.*	150,123		624,512
Air Methods Corp.*	33,458		1,647,137
Akorn, Inc.*	315,996		1,677,939
Analogic Corp.	33,601		1,561,438
BioScrip, Inc.*	360,963		1,451,071
Bruker Corp.*	101,969	[2]	1,572,362
Caliper Life Sciences, Inc.*	338,595		1,987,553
Cardiovascular Systems, Inc.*	62,149		556,855
Cutera, Inc.*	69,664		488,345
Eurand N.V.*	59,121	[2]	648,557
HealthStream, Inc.*	250,781	[2]	1,547,319
HeartWare International, Inc.*	36,844		3,388,174
Illumina, Inc.*	32,194		1,935,503
LeMaitre Vascular, Inc.*	136,999		915,153
Medidata Solutions, Inc.*	79,414		1,580,339
MEDTOX Scientific, Inc.*	66,070		766,412
Neogen Corp.*	59,530		2,211,540
NxStage Medical, Inc.*	104,354		2,258,221

	Shares		Value
PAREXEL International Corp.*	103,738		$1,821,639
PDI, Inc.*	160,334		1,516,760
Questcor Pharmaceuticals, Inc.*	125,227		1,783,232
Thoratec Corp.*	85,240		2,169,784
TomoTherapy, Inc.*	403,445		1,412,058
Transcend Services, Inc.*	119,559		1,912,944
Total Health Care			39,558,366
Industrials - 16.7%
Aceto Corp.	166,170		1,244,613
American Superconductor Corp.*	53,683	[2]	1,786,570
Applied Signal Technology, Inc.	77,578		2,549,213
CIRCOR International, Inc.	44,560		1,760,120
ESCO Technologies, Inc.	40,086		1,406,217
Fuelcell Energy, Inc.*	543,752		614,440
Interface, Inc., Class A	147,034		2,123,171
JA Solar Holdings Co., Ltd., Sponsored ADR*	249,190		1,726,887
Kaydon Corp.	38,569		1,349,144
Kforce, Inc.*	109,322		1,651,855
LSI Industries, Inc.	175,634	[2]	1,550,848
PowerSecure International, Inc.*	124,897		1,076,612
Satcon Technology Corp.*	429,562	[2]	1,516,354
Titan International, Inc.	166,775		2,665,065
Wabash National Corp.*	197,958		2,088,457
Westport Innovations, Inc.*	120,489		2,186,875
Total Industrials			27,296,441
Information Technology - 36.2%
Acacia Research Corp.*	103,607		2,823,291
Acme Packet, Inc.*	45,230		2,215,365
Acxiom Corp.*	81,700		1,389,717
Advent Software, Inc.*	27,655		1,426,445
Alliance Fiber Optic Products, Inc.	71,808		744,649
Aruba Networks, Inc.*	90,417		1,916,840
AudioCodes, Ltd.*	323,843		1,467,009
Blackboard, Inc.*	57,233		2,378,031
Callidus Software, Inc.*	353,299		1,702,901
Ceva, Inc.*	98,770		2,291,464
Cogo Group, Inc.*	212,588		1,590,158
Concur Technologies, Inc.*	27,523		1,409,453
Daktronics, Inc.	136,196		1,835,922
DG FastChannel, Inc.*	47,560		1,199,939
Electronics for Imaging, Inc.*	128,008		1,675,625
Hackett Group, Inc., The*	214,233		754,100
Interactive Intelligence, Inc.*	118,852		3,213,758
IntraLinks Holdings, Inc.*	100,891		2,074,319
Ixia*	156,674		2,484,850
KIT Digital, Inc.*	121,720		1,676,084
Limelight Networks, Inc.*	245,958		1,746,302

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 36.2% (continued)
Liquidity Services, Inc.*	115,279	$ 1,783,366
Loop Net, Inc.*	119,544	1,274,339
Network Engines, Inc.*	506,557	780,098
Newport Corp.*	121,753	1,769,071
NIC, Inc.	38,832	324,247
Perficient, Inc.*	138,318	1,560,227
Power-One, Inc.*	290,826[2]	2,748,306
Powerwave Technologies, Inc.*	739,803[2]	1,560,984
Presstek, Inc.*	163,950	303,308
Radiant Systems, Inc.*	115,038	2,076,436
Renaissance Learning, Inc.	57,145	672,597
Richardson Electronics, Ltd.	160,543	1,719,416
Vocus, Inc.*	65,235	1,596,953
Westell Technologies, Inc.*	323,492	960,771
Zix Corp.*	575,254	2,208,975
Total Information Technology		59,355,316
Materials - 2.8%
General Steel Holdings, Inc.*	97,996	234,210
Headwaters, Inc.*	187,450	729,181

	Shares	Value
LSB Industries, Inc.*	73,105	$ 1,685,801
Zagg, Inc.*	271,381	1,953,943
Total Materials		4,603,135
Telecommunication Services - 0.5%
Global Crossing, Ltd.*	53,395	713,891
SureWest Communications*	14,948	132,290
Total Telecommunication Services		846,181
Total Common Stocks
(cost $123,671,668)		161,791,648
Short-Term Investments - 4.6%[1]
BNY Institutional Cash Reserves Fund, Series B * [3,4]	353,256	281,276
BNY Mellon Overnight Government Fund, 0.18% [3]	6,290,000	6,290,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	893,803	893,803
Total Short-Term Investments
(cost $7,537,059)		7,465,079
Total Investments - 103.3%
(cost $131,208,727)		169,256,727
Other Assets, less Liabilities - (3.3)%		(5,389,262)
Net Assets - 100.0%		$163,867,465

Note: Based on the approximate cost of investments of $134,367,514, for Federal income tax purposes at November 30, 2010, the aggregate gross unrealized appreciation and depreciation were $44,417,895 and $9,528,682, respectively, resulting in net unrealized appreciation of investments of $34,889,213.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the November 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $6,349,513, or 3.9% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of November 30, 2010. (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Investments in Securities
Common Stocks†	$161,791,648	—	—	$161,791,648
Short-Term Investments	7,183,803	$281,276	—	7,465,079

Total Investments in Securities	$168,975,451	$281,276	—	$169,256,727

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Assets and Liabilities

November 30, 2010 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $6,349,513)	$169,256,727
Receivable for investments sold	2,360,883
Receivable for Fund shares sold	129,364
Dividends and other receivables	251,465
Prepaid expenses	24,567
Total assets	172,023,006
Liabilities:
Payable upon return of securities loaned	6,643,256
Payable for investments purchased	970,437
Payable for Fund shares repurchased	268,443
Accrued expenses:
Investment management and advisory fees	139,461
Distribution fees - Class A	34,382
Distribution fees - Class C	1,934
Other	97,628
Total liabilities	8,155,541
Net Assets	$163,867,465
Net Assets Represent:
Paid-in capital	$174,363,049
Undistributed net investment loss	(631,017)
Accumulated net realized loss from investments	(47,912,567)
Net unrealized appreciation of investments	38,048,000
Net Assets	$163,867,465
Class A Shares - Net Assets	$161,581,973
Shares outstanding	9,086,036
Net asset value and redemption price per share	$17.78
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$18.86
Class C Shares - Net Assets	$2,285,492
Shares outstanding	133,282
Net asset value and offering price per share	$17.15
* Investments at cost	$131,208,727

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Operations

For the six months ended November 30, 2010 (unaudited)

Investment Income:
Dividend income	$453,403
Securities lending fees	42,213
Total investment income	495,616
Expenses:
Investment management and advisory fees	792,117
Distribution fees - Class A shares	195,170
Distribution fees - Class C shares	11,436
Transfer agent	37,904
Custodian	24,967
Reports to shareholders	23,348
Professional fees	19,947
Registration fees	11,818
Trustees fees and expenses	5,817
Miscellaneous	4,238
Total expenses before offsets	1,126,762
Expense reductions	(129)
Net expenses	1,126,633
Net investment loss	(631,017)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	11,029,524
Net change in unrealized appreciation of investments	13,985,652
Net realized and unrealized gain	25,015,176
Net increase in net assets resulting from operations	$24,384,159

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended November 30, 2010 (unaudited) and for the fiscal year ended May 31, 2010

	November 30, 2010	May 31, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($631,017)	($2,046,319)
Net realized gain on investments	11,029,524	2,125,707
Net change in unrealized appreciation of investments	13,985,652	41,778,266
Net increase in net assets resulting from operations	24,384,159	41,857,654
From Capital Share Transactions:
Proceeds from sale of shares	10,828,478	49,685,708
Cost of shares repurchased	(34,554,169)	(96,453,717)
Net decrease from capital share transactions	(23,725,691)	(46,768,009)
Total increase (decrease) in net assets	658,468	(4,910,355)
Net Assets:
Beginning of period	163,208,997	168,119,352
End of period	$163,867,465	$163,208,997
End of period undistributed net investment loss	($631,017)	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended November 30, 2010 (unaudited)	For the fiscal year ended May 31,
		2010	2009	2008	2007	2006*
Net Asset Value, Beginning of Period	$15.28	$12.17	$19.92	$21.35	$18.93	$14.81
Income from Investment Operations:
Net investment loss	(0.07)	(0.16)[2]	(0.15)[2]	(0.22)[2]	(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	2.57	3.27 [2]	(7.60)[2]	(0.97)[2]	2.72	4.94
Total from investment operations	2.50	3.11	(7.75)	(1.19)	2.51	4.88
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(0.24)	(0.09)	(0.76)
Net Asset Value, End of Period	$17.78	$15.28	$12.17	$19.92	$21.35	$18.93
Total Return [1]	16.36%[4,5]	25.55%[4]	(38.91)%[4]	(5.78)%	13.40%	33.35%
Ratio of net expenses to average net assets	1.41%[6]	1.43%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment loss to average net assets [1]	(0.79)%[6]	(1.09)%	(1.11)%	(1.06)%	(1.11)%	(1.04)%
Portfolio turnover	42%[5]	101%	67%	57%	100%	78%
Net assets at end of period (000’s omitted)	$161,582	$160,830	$165,444	$170,132	$93,097	$66,702

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.41%[6]	1.43%	1.49%	1.49%	1.50%	1.91%
Ratio of net investment loss to average net assets	(0.79)%[6]	(1.09)%	(1.11)%	(1.06)%	(1.12)%	(1.45)%

Class C Shares	For the six months ended November 30, 2010 (unaudited)	For the fiscal year ended May 31,				For the fiscal period ended May 31, 2006*
		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.79	$11.87	$19.58	$21.14	$18.89	$19.71
Income from Investment Operations:
Net investment loss	(0.07)	(0.26)[2]	(0.27)[2]	(0.37)[2]	(0.18)	(0.04)
Net realized and unrealized gain (loss) on investments	2.43	3.18 [2]	(7.44)[2]	(0.96)[2]	2.52	(0.78)
Total from investment operations	2.36	2.92	(7.71)	(1.33)	2.34	(0.82)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(0.23)	(0.09)	—
Net Asset Value, End of Period	$17.15	$14.79	$11.87	$19.58	$21.14	$18.89
Total Return [1]	15.96%[5]	24.60%[4]	(39.38)%[4]	(6.42)%	12.41%	4.11%[5]
Ratio of net expenses to average net assets	2.16%[6]	2.18%	2.24%	2.24%	2.24%	2.24%[6]
Ratio of net investment loss to average net assets [1]	(1.54)%[6]	(1.84)%	(1.90)%	(1.81)%	(1.86)%	(1.76)%[6]
Portfolio turnover	42%[5]	101%	67%	57%	100%	78%[5]
Net assets at end of period (000’s omitted)	$2,285	$2,379	$2,676	$8,596	$4,331	$2,709

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	2.16%[6]	2.18%	2.24%	2.24%	2.25%	2.56%[6]
Ratio of net investment loss to average net assets	(1.54)%[6]	(1.84)%	(1.90)%	(1.81)%	(1.87)%	2.08%[6]

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Per share numbers have been calculated using average shares.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes recoupment of previous reimbursements, and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not Annualized.
[6]	Annualized.

Notes to Financial Statements

November 30, 2010 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Essex Small/Micro Cap Growth Fund (“the Fund”).

The Fund offers two classes of shares, Class A and Class C. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and C shares may be subject to a contingent deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the

Notes to Financial Statements (continued)

fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2010, overdraft fees were $35.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2010, the transfer agent expense was reduced by $129.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in the JPMorgan Liquid Assets Money Market Fund – Capital Shares. For the six months ended November 30, 2010, the management fee was not reduced.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended May 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2010, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Capital Loss Carryover	Amount	Expires May 31,
	$18,966,387	2017
	36,816,917	2018

Total	$55,783,304

Under current tax law, capital losses realized after October 31 each year may be deferred and treated as occurring on the first day of the following fiscal year. At November 30, 2010, the Fund did not have any deferred post-October losses.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for the Fund. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on

Notes to Financial Statements (continued)

the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2010, and the fiscal year ended May 31, 2010, the capital stock transactions by class for the Fund were:

	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	679,697	$10,785,543	3,518,767	$49,522,135
Shares repurchased	(2,120,026)	(34,077,062)	(6,583,901)	(95,370,885)

Net decrease	(1,440,329)	($23,291,519)	(3,065,134)	($45,848,750)

Class C Shares
Sale of shares	2,878	$42,935	11,647	$163,573
Shares repurchased	(30,454)	(477,107)	(76,171)	(1,082,832)

Net decrease	(27,576)	($434,172)	(64,524)	($919,259)

At November 30, 2010, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund. Two accounts collectively own 42%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund’s investment portfolios are managed by Essex Investment Management Co., LLC (“Essex”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex.

The Fund is obligated by the Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. Under the Investment Management Agreements with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2010, to waive fees and pay or reimburse expenses of the Fund to the extent total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) exceed the following percentages of the Fund’s average daily net assets: Class A – 1.49%, Class C – 2.24%.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the previously stated expense limitation percentage based on the Fund’s average daily net assets. For the six months ended November 30, 2010, the Fund made no repayments to the Investment Manager. At November 30, 2010, there was no cumulative amount of reimbursement by the Investment Manager subject to repayment by the Fund.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Notes to Financial Statements (continued)

The Fund adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2010, the Fund did not borrow from or lend to other Funds in the Fund Family.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2010 were $65,123,941 and $88,921,108, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participated in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/ or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

6.	Subsequent Events

The Fund has determined that no additional material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Essex Small/Micro Cap Growth Fund (the “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Sub-advisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

The Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year and 5-year periods ended March 31, 2010 and for the period from the Fund’s inception on September 28, 2000 through March 31, 2010 was below, below, below and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance over longer periods, including the fact that the Class A shares ranked in the top thirty percent of the Peer Group from 2003 through 2007. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Annual Renewal of Investment Advisory Agreements (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to the Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2010, to limit the Fund’s net annual operating expenses to 1.49% for Class A shares and 2.24% for Class C Shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreement for the Fund.

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York Mellon

2	Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	February 1, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	February 1, 2011